Acquisitions (Details) - Valspar Corporation [Member] - USD ($)		12 Months Ended
	Mar. 19, 2016	Dec. 31, 2016
Business Acquisition [Line Items]
Share price (in dollars per share)	$ 113
Enterprise value	$ 9,500,000,000
Decrease in basic net income per share attributable to acquisition expenses (in dollars per share)		$ (0.89)
Decrease in diluted net income per share attributable to acquisition expenses (in dollars per share)		$ (0.86)
Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Acquisition expenses incurred		$ 58,409,000
Interest Expense [Member]
Business Acquisition [Line Items]
Acquisition expenses incurred		$ 72,844,000
Required Regulatory Approvals of Antitrust Authorities [Member]
Business Acquisition [Line Items]
Share price (in dollars per share)	$ 105
Contingent consideration arrangements, basis for change in share price, net sales equivalent of potentially divested assets, amount (more than)	$ 650,000,000
Contingent consideration arrangements, basis for acquisition cancellation, divested assets, amount (more than)	$ 1,500,000,000